1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
BRENDEN P. CARROLL Partner brenden.carroll@dechert.com +1 202 261 3458 Direct +1 202 261 3027 Fax

September 3, 2019

VIA ELECTRONIC TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Franklin Templeton Trust (the “Registrant”) File No. 811-23471
Dear Sir or Madam:
On behalf of the Registrant, electronically transmitted for filing is the Registrant’s initial registration statement on Form N-1A.  The Registrant is filing a Notification of Registration on Form N-8A concurrently with this filing.

No fee is required in connection with this filing.  Please contact me at (202) 261-3458 with any comments or questions concerning this filing.  Thank you in advance for your consideration.

Sincerely,

/s/ Brenden P. Carroll
Brenden P. Carroll

cc:	Alison E. Baur, Deputy General Counsel, Franklin Templeton Investments Navid J. Tofigh, Associate General Counsel, Franklin Templeton Investments Timothy Spangler, Partner, Dechert LLP